Trade payables and other current liabilities - Disclosure of Deferred Income and Contract Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Deferred income	€ 55	€ 254
Contract liabilities	16,518	16,518
Deferred income and contract liabilities	€ 16,573	€ 16,772